Financial risk management objectives and policies - Market risk (Details) $ in Millions	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial instruments by interest rate
Borrowings	$ 30,781	$ 20,380	$ 18,227
Total financial liabilities	30,781	20,380	18,227
Cash and cash equivalents	6,329	7,832	5,369
Fixed deposits	53	42	38
Instruments in a fair value hedge relationship
Disclosure of financial instruments by interest rate
Total financial liabilities		371	339
7% Guaranteed debentures
Disclosure of financial instruments by interest rate
Borrowings	$ 288
Interest rate on borrowings	7.00%
Interest rate swaps
Disclosure of financial instruments by interest rate
Current financial liabilities	$ 1,893	2,386	2,010
Number of contracts | contract	0
Non-current financial liabilities	$ 28,888	17,994	16,217
Total financial liabilities	30,781	20,380	18,227
Cash and cash equivalents	6,329	7,832	5,369
Fixed deposits	53	42	38
Total financial assets	6,382	7,874	5,407
Current and non-current asset investments and other financial assets.	8,765	6,328	6,765
Interest rate swaps | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	1,232	1,357	1,785
Non-current financial liabilities	23,985	17,005	14,893
Total financial liabilities	25,217	18,362	16,678
Fixed deposits	53	42	38
Total financial assets	53	42	38
Interest rate swaps | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	661	1,029	225
Non-current financial liabilities	4,903	989	1,324
Total financial liabilities	5,564	2,018	1,549
Cash and cash equivalents	6,329	7,832	5,369
Total financial assets	6,329	7,832	5,369
Current and non-current asset investments and other financial assets on which interest is received	$ 0	$ 0	$ 111